Commitments and Contingencies - Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 113,406
2015	107,095
2016	95,447
2017	57,961
2018	39,423
Thereafter	51,735
Operating Leases, Future Minimum Payments Due, Total	$ 465,067